Going Concern and Management's Plans (Details) - USD ($)			3 Months Ended	9 Months Ended	12 Months Ended
	Aug. 09, 2023	Apr. 05, 2023	Sep. 30, 2023	Sep. 30, 2023	Dec. 31, 2022
Going Concern and Management's Plans (Details) [Line Items]
Accumulated deficit			$ 126,116,552	$ 126,116,552	$ 107,408,545
Working capital deficit			1,435,947	1,435,947
Net loss			$ 10,265,760	18,708,007
Cash used in operations				$ 8,762,209	$ 12,127,585
Aggregate shares (in Shares)	667,000	400,000			4,124
Purchase warrants (in Shares)	3,900,000
Gross proceeds	$ 3,000,000	$ 3,000,000
Working capital deficit					$ 3,270,608
Net Loss					$ 38,726,259
Pre-Funded Warrants (Member)
Going Concern and Management's Plans (Details) [Line Items]
Purchase warrants (in Shares)		1,200,000
Warrant [Member]
Going Concern and Management's Plans (Details) [Line Items]
Purchase warrants (in Shares)	4,600,000	1,600,000